Financial Instruments (Details Narrative) - USD ($)	Oct. 31, 2019	Jul. 31, 2019
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Working capital deficit	$ 8,288,767	$ 10,262,959